Summary of Significant Accounting Policies - New Accounting Standards (Details) $ in Millions	Dec. 31, 2015 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle	$ 0.2	[1]
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle	0.2	[1]
New Accounting Pronouncement, Early Adoption, Effect | Accounting Standards Update 2016-09, Excess Tax Benefit Component | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle	$ 0.2

[1]	We elected to early adopt the provisions of ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, in the fourth quarter of 2016 resulting in a cumulative effect adjustment to Retained Earnings for previously unrecognized excess tax benefits. See Note 1 for further discussion of the impacts of this standard.